Goldman Sachs Short Duration Tax-Free Fund Expense Example - Class P Shares [Member] - Goldman Sachs Short Duration Tax-Free Fund - Class P Shares	Mar. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 40
Expense Example, with Redemption, 3 Years	127
Expense Example, with Redemption, 5 Years	223
Expense Example, with Redemption, 10 Years	$ 504